Transition to IFRS 16 and IFRS 15 - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2018	Oct. 31, 2019	Oct. 31, 2020	Nov. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities			$ 3,475
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets				$ 3,620
Lease liabilities				$ 3,648
Weighted average incremental borrowing rate				3.50%
IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect adjustment to decrease in retained earnings net of tax	$ 58
Non-interest expenses decreased		$ (209)
Non-interest income decreased		$ (209)